Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Assets
Interest inflation adjustments and exchange variations contract asset	R$ 564,302	R$ 638,208	R$ 622,803
Construction margin	139,976	125,603	R$ 109,369
Costs of expropriations recorded in contract asset	R$ 64,047	R$ 58,682